Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 2,803	$ 1,187
Restricted cash	8,958	10,265
Total cash, cash equivalents and restricted cash	$ 11,761	$ 11,452	$ 12,050